Leases - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating cash flows from finance leases	$ 19	$ 31	$ 40
Financing cash flows from finance leases	168	157	207
Operating cash flows from operating leases	334	326	435
Operating cash flows from short-term leases	160	173	232
Operating cash flows from variable lease costs	41	35	48
Finance leases		737	757
Operating leases	$ 20	$ 1,852	$ 1,852